Revenue (Details) (Q1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Contract with Customer, Asset, before Allowance for Credit Loss	$ 276,100		$ 218,800	$ 198,300
Revenue from Contract with Customer, Excluding Assessed Tax	401,200	$ 482,900	1,616,500			$ 1,760,000	$ 1,389,200
REVENUE	407,801	491,386	1,649,917	1,791,711	$ 1,426,132
Retail Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	386,208	452,876	1,546,041	1,589,170	1,351,431
Other non-606 revenue	5,706	7,739	30,414	29,171	35,248
Wholesale Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	12,622	24,251	56,557	148,517	25,059
Miscellaneous revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	2,387	5,754	13,864	22,284	12,214
Other non-606 revenue	878	766	3,041	2,569	2,180
RTO Capacity Revenue	7	4,848	8,210	11,750	734
Electricity [Member]
Disaggregation of Revenue [Line Items]
REVENUE	407,801	491,386	1,649,917	1,791,711	1,426,132
Utility | Retail Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	2,179	4,657	14,016	17,845	16,785
Utility | Retail Revenue [Member] | Residential Revenue
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	180,969	204,748	660,559	688,487	595,692
Utility | Retail Revenue [Member] | Small Commercial and Industrial
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	63,196	69,879	241,800	247,655	211,997
Utility | Retail Revenue [Member] | Large Commercial and Industrial
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	125,209	170,978	619,899	625,351	518,069
Utility | Retail Revenue [Member] | Public Lighting
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	14,655	2,614	9,767	9,832	8,888
Transmission Revenue | Miscellaneous revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 2,380	$ 906	$ 5,654	$ 10,534	$ 11,480